United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/17

Date of Reporting Period: Quarter ended 10/31/16

Item 1. Schedule of Investments

Federated U.S. Government Securities Fund: 2-5 Years
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount or Contracts			Value
		U.S. TREASURY—73.4%
		U.S. Treasury Notes—73.4%
$40,000,000		1.000%, 11/30/2019	$39,965,624
40,000,000		1.125%, 12/31/2019	40,100,000
45,000,000		1.125%, 3/31/2020	45,045,266
35,000,000		1.250%, 10/31/2019	35,250,194
20,000,000		1.375%, 10/31/2020	20,125,196
15,000,000		1.375%, 5/31/2021	15,057,129
9,000,000	[1]	1.625%, 3/31/2019	9,145,986
10,000,000		1.625%, 7/31/2019	10,176,465
45,000,000		1.625%, 8/31/2019	45,801,121
25,000,000		1.625%, 6/30/2020	25,426,758
15,000,000		1.625%, 11/30/2020	15,237,012
20,000,000		2.250%, 7/31/2018	20,486,718
30,486,000		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	31,089,958
		TOTAL U.S. TREASURY (IDENTIFIED COST $346,793,154)	352,907,427
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.8%
		Agency Commercial Mortgage-Backed Securities—5.8%
8,742,542		FHLMC REMIC K052 A1, 2.598%, 1/25/2025	9,072,821
10,350,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	10,703,582
7,933,163		FHLMC REMIC KJ05 A1, 1.418%, 5/25/2021	7,926,369
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $27,510,576)	27,702,772
		GOVERNMENT AGENCIES—16.9%
		Federal Home Loan Mortgage Corporation—5.3%
15,250,000		1.000%, 12/28/2018	15,249,897
10,000,000		1.100%, 6/28/2019	9,995,681
		TOTAL	25,245,578
		Federal National Mortgage Association—11.6%
11,250,000		1.250%, 8/17/2021	11,149,967
30,000,000		1.375%, 10/7/2021	29,870,556
15,000,000		1.875%, 9/24/2026	14,648,325
		TOTAL	55,668,848
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $81,313,166)	80,914,426

Principal Amount or Contracts			Value
		PURCHASED CALL OPTION—0.0%
50		United States Treasury Note 5 -Year Future, Call Option, Strike Price: $121.50, Expiration Date: 11/25/2016 (IDENTIFIED COST $11,050)	$5,078
		PURCHASED PUT OPTIONS—0.0%
25		United States Treasury Note 10 -Year Future, Put Option, Strike Price: $128.50, Expiration Date: 12/23/2016	16,406
50		United States Treasury Note 10 -Year Future, Put Option, Strike Price: $129.50, Expiration Date: 11/25/2016	27,344
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $47,825)	43,750
		INVESTMENT COMPANY—3.7%
17,886,151	[2]	Federated Government Obligations Fund, Institutional Shares, 0.27%[3] (AT NET ASSET VALUE)	17,886,151
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $473,561,922)[4]	479,459,604
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	1,095,970
		TOTAL NET ASSETS—100%	$480,555,574
At October 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[6]United States Treasury Note 2-Year Long Future	450	$98,163,282	December 2016	$(1,052)
[6]United States Treasury Note 5-Year Long Future	463	$55,928,953	December 2016	$(271,679)
[6]United States Treasury Note 10-Year Short Future	325	$42,128,125	December 2016	$181,661
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(91,070)
The average notional value of long and short futures contracts held by the Fund throughout the period was $95,573,720 and $40,973,730, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended October 31, 2016, were as follows:

Federated Government Obligations Fund, Institutional Shares
Balance of Shares Held 1/31/2016	—
Purchases/Additions	20,138,062
Sales/Reductions	(2,251,911)
Balance of Shares Held 10/31/2016	17,886,151
Value	$17,886,151
Dividend Income	$16,255
3	7-day net yield.
4	At October 31, 2016, the cost of investments for federal tax purposes was $473,561,922. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $5,897,682. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,313,080 and net unrealized depreciation from investments for those securities having an excess of cost over value of $415,398.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determined its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$352,907,427	$—	$352,907,427
Commercial Mortgage-Backed Securities	—	27,702,772	—	27,702,772
Government Agencies	—	80,914,426	—	80,914,426
Purchased Call Options	5,078	—	—	5,078
Purchased Put Options	43,750	—	—	43,750
Investment Companies	17,886,151	—	—	17,886,151
TOTAL SECURITIES	$17,934,979	$461,524,625	$—	$479,459,604
Other Financial Instruments[1]
Assets	$181,661	$—	$—	$181,661
Liabilities	(272,731)	—	—	(272,731)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(91,070)	$—	$—	$(91,070)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Securities Fund: 2-5 Years

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2016